Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 832,389	$ 457,495
Accounts receivable, net – third parties	2,778,727	441,703
Accounts receivable, net – related parties	86,219	93,589
Advances to suppliers, net – third parties	4,024,808	281,600
Advances to suppliers, net – related parties	3,937,567	3,842,620
Due from related parties	171,334
Loans to third-parties	516,410
Inventories, net	782,543	463,731
Prepayments and other current assets	1,473,195	389,864
Receivable from disposition of REIT Changjiang	2,310,074	7,059,559
Total Current Assets	16,913,266	13,030,161
Property, plant and equipment, net	8,964,560	9,707,602
Intangible assets, net	3,829,294	4,111,029
Long-term investment in equity investee	2,586,999	2,758,228
Right-of-use assets	580,135	278,269
Goodwill	1,023,669	1,075,778
Total Assets	33,897,923	30,961,067
Current Liabilities:
Convertible debt	3,279,000	1,645,000
Short term loans	2,239,500	2,353,500
Advances from customers – third parties	2,563,151	2,061,203
Advances from customers – related party	192,830
Deferred grants	120,148	269,061
Accounts payable – third parties	2,633,057	2,121,313
Accounts payable – related party		10,199
Accrued expenses and other liabilities	1,867,545	3,103,056
Loans from third-parties	511,082	1,593,977
Taxes payable	2,598,904	2,599,770
Due to related parties		472,439
Deferred tax liability	344,070	370,856
Payable to acquire minority interest in subsidiary	2,090,200
Operating lease liabilities – current	264,396	155,857
Total Current Liabilities	18,703,883	16,756,231
Operating lease liabilities – noncurrent	240,752	120,558
Total Liabilities	18,944,635	16,876,789
Commitments and Contingencies
Shareholders’ Equity:
Common Shares, $0.001 par value, 200,000,000 shares authorized, 43,108,112 and 28,965,034 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	43,109	28,966
Additional paid-in capital	53,189,508	46,776,170
Statutory reserve	1,263,125	1,230,387
Accumulated deficit	(39,056,702)	(33,347,984)
Accumulated other comprehensive loss	(1,928,694)	(1,135,386)
Total RETO Eco Solutions Inc. Shareholders’ Equity	13,510,346	13,552,153
Noncontrolling interest	1,442,942	532,125
Total Equity	14,953,288	14,084,278
Total Liabilities and Equity	$ 33,897,923	$ 30,961,067